The Millicom Group - A.4.2 Discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from operating activities	$ 1,639	$ 1,342	$ 826
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from operating activities	$ 0	$ (3)	$ 4